Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets
Other Assets

	December 31	December 31
($ millions)	2022	2021
Investments	758	391
Prepaids and other	796	916
Pension (note 23)	212	-
	1 766	1 307